Financial and capital risk management (Details 9) - Embedded Derivatives Gas Purchase [Member] - Risk Pellet Price Increase [Member] $ in Millions	Dec. 31, 2024 USD ($)
IfrsStatementLineItems [Line Items]
Fair value of liabilities
Sensitivity Scenario I [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2)
Sensitivity Scenario Ii [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	$ (5)